Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Dec. 29, 2015	Aug. 31, 2015	Aug. 31, 2016	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
C000145852
Account Value [Line Items]
Line Graph and Table Measure Name				Blue Current Global Dividend Fund - Institutional Class
Accumulated Value		$ 100,000			$ 108,920		$ 123,701		$ 130,604		$ 134,400		$ 139,050		$ 180,641		$ 162,351		$ 183,353		$ 230,500		$ 270,506
C000164234
Account Value [Line Items]
Line Graph and Table Measure Name				Marshfield Concentrated Opportunity Fund
Accumulated Value	$ 10,000		$ 10,610			$ 12,655		$ 15,781		$ 18,483		$ 21,342		$ 25,919		$ 25,345		$ 30,784		$ 38,431		$ 42,546
C000179800
Account Value [Line Items]
Line Graph and Table Measure Name				Meehan Focus Fund
Accumulated Value		10,000			9,994		11,574		13,812		13,918		17,816		24,275		21,063		25,523		33,347		39,601
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Accumulated Value		100,000			106,684		123,951		140,194		140,560		164,154		213,013		180,901		209,129		260,230		301,025
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 10,604			$ 12,326		$ 14,749		$ 15,180		$ 18,510		$ 24,279		$ 21,553		$ 24,989		$ 31,770		$ 36,815
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,255		13,082		15,655		16,112		19,647		25,770		22,876		26,524		33,721		39,076
MSCI World High Dividend Yield Index Net TR
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World High Dividend Yield Index
Accumulated Value		100,000			110,972		123,999		131,976		135,301		137,692		169,151		156,317		173,431		203,405		221,212
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		$ 10,000			$ 11,317		$ 12,714		$ 14,398		$ 14,706		$ 15,212		$ 20,269		$ 19,355		$ 22,699		$ 28,062		$ 29,769